INCOME TAXES (Schedule of Deferred Tax Assets (Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Net operating loss and other losses carry forwards	$ 5,912	$ 4,955
Research and development	3,278	3,629
Intangible assets	(3,895)	(3,251)
Other temporary differences mainly relating to reserve and allowances	2,943	2,539
Deferred tax assets, before valuation allowance	8,238	7,872
Valuation allowance	2,459	2,644
Total deferred tax assets, net	5,779	5,228
Long term deferred tax liability, net	(791)	(732)
Long term deferred tax asset, net	6,570	5,960
Domestic Tax Authority [Member]
Deferred tax assets:
Long term deferred tax liability, net	(791)	(732)
Foreign Tax Authority [Member]
Deferred tax assets:
Long term deferred tax asset, net	$ 6,570	$ 5,960